UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					Washington, D.C. 20549

						  FORM 13F
					FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007 Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):  [ ] is a restatement.
				   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:	Tanaka Capital Management, Inc.
Address:	230 Park Avenue
		Suite 960
		New York, NY  10169
13F File Number:	28-2082

The institutional investment manager filing this report and the Person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all Information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Graham Y. Tanaka
Title:		President
Phone:		212-490-3380
Signature, Place, and Date of Signing:

Graham Y. Tanaka  New York, New York  November 16, 2007

Report Type (check only one.):

[x]		13F HOLDINGS REPORT.
[ ]		13F NOTICE.
[ ]		13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

FORM 13F Information Table Entry:		31

FORM 13F Information Table Value Total:	$32,577,000


List of Other Included Managers:

No.		13F File Number	Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFLAC Inc.                     COM              001055102     1756    30789 SH       SOLE                    30789
ASML Holding N V ADR           COM              N07059111     2142    65187 SH       SOLE                    65187
Amdocs                         COM              G02602103      817    21975 SH       SOLE                    21975
BJ's Restaurants Inc.          COM              09180C106      554    26318 SH       SOLE                    26318
Bio Reference Lab              COM              09057G602     2188    64797 SH       SOLE                    64797
Biovail Corporation            COM              09067J109     1249    71933 SH       SOLE                    71933
Blue Earth Refineries          COM              G11999102      288   117427 SH       SOLE                   117427
CR Bard                        COM              067383109     1045    11848 SH       SOLE                    11848
China Medical Technology ADS   COM              169483104     2006    46872 SH       SOLE                    46872
Federal Nat'l Mtg.             COM              313586109      212     3494 SH       SOLE                     3494
Fuelnation, Inc.               COM              359528205        8   396780 SH       SOLE                   396780
General Electric               COM              369604103      822    19850 SH       SOLE                    19850
Helen of Troy Limited          COM              G4388N106      467    24203 SH       SOLE                    24203
Inksure Technology             COM              45727E106      162   124624 SH       SOLE                   124624
Intel Corp.                    COM              458140100     1157    44734 SH       SOLE                    44734
KHD Humboldt Wedag Inter'l Ltd COM              482462108     2933    96173 SH       SOLE                    96173
KV Pharmaceutical Cl A         COM              482740206     2374    83011 SH       SOLE                    83011
L3 Communications Hldg         COM              502424104     1163    11382 SH       SOLE                    11382
Mass Financial Corp. Class A   COM              P64605101     1056   251460 SH       SOLE                   251460
Monro Muffler Brake            COM              610236101      425    12577 SH       SOLE                    12577
Mymetics Corp                  COM              62856A102       59   564612 SH       SOLE                   564612
NII Holdings                   COM              62913F201     2223    27062 SH       SOLE                    27062
Novellus Systems               COM              670008101      574    21057 SH       SOLE                    21057
O2 Micro                       COM              67107W100     1288    83265 SH       SOLE                    83265
PetSmart Inc.                  COM              716768106      503    15761 SH       SOLE                    15761
Pfizer                         COM              717081103      212     8692 SH       SOLE                     8692
QUALCOMM                       COM              747525103     1363    32262 SH       SOLE                    32262
Scientific Games               COM              80874P109     1403    37319 SH       SOLE                    37319
Semitool Inc.                  COM              816909105      725    74740 SH       SOLE                    74740
Sigma Design                   COM              826565103      915    18970 SH       SOLE                    18970
Staples Inc.                   COM              855030102      487    22648 SH       SOLE                    22648